Intangible Assets and Contract Liabilities	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Contract Liabilities

15) Intangible Assets and Contract Liabilities

(a) Intangible Assets

(U.S. Dollars in thousands)	Above market time charter Tordis Knutsen	Above market time charter Vigdis Knutsen	Total intangibles
Intangibles, December 31, 2015	$—	$—	$—

Additions	—	—	—
Amortization for the year	—	—	—

Intangibles, December 31, 2016	$—	$—	$—

Additions	1,468	1,458	2,926
Amortization for the year	(253)	(176)	(429)

Intangibles, December 31, 2017	$1,215	$1,282	$2,497

The intangible for the above market value of time charter contract associated with the Tordis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 4.8 years as of the acquisition date. The intangible for the above market value of time charter contract associated with the Vigdis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 4.9 years as of the acquisition date. Also see Note 22—Business Acquisitions.

The estimated future amortization of intangible assets at December 31, 2017 is as follows:

(U.S. Dollars in thousands)
2018	$606
2019	606
2020	606
2021	605
2022	74

Total	$2,497

(b) Contract Liabilities

The unfavorable contractual rights for charters associated with Fortaleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of acquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on a straight line basis over the 12 years’ contract period that expires in March 2023 and August 2023, respectively.

(U.S. Dollars in thousands)	Balance as of December 31, 2015	Amortization for the year ended December 31, 2016	Balance as of December 31, 2016	Amortization for the year ended December 31, 2017	Balance as of December 31, 2017
Contract liabilities:
Unfavorable contract rights	$(11,275)	$1,518	$(9,757)	$1,518	$(8,239)

Total amortization income		$1,518		$1,518

Accumulated amortization for contract liabilities was $9,976 and $8,458 as of December 31, 2017 and 2016, respectively.

The amortization of contract liabilities that is classified under time charter and bareboat revenues for the next five years is expected to be as follows:

(U.S. Dollars in thousands)	2018	2019	2020	2021	2022 and thereafter
Contract liabilities:
Unfavorable contract rights	$(1,518)	$(1,518)	$(1,518)	$(1,518)	$(2,167)